Disclosure of detailed information about asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 25,374	$ 18,741
Accretion expense	650	398
Change in obligation	4,766	6,235
Balance, end of year	$ 30,790	$ 25,374